Distribution Date:	04/17/25	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C31

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766RAU0	1.511000%	50,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766RAV8	2.505000%	27,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766RAW6	2.952000%	69,700,000.00	13,932,893.55	1,360,111.39	34,274.92	0.00	0.00	1,394,386.31	12,572,782.16	36.18%	30.00%
A-3	61766RAX4	2.731000%	17,811,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61766RAY2	2.840000%	210,000,000.00	188,803,132.12	0.00	446,834.08	0.00	0.00	446,834.08	188,803,132.12	36.18%	30.00%
A-5	61766RAZ9	3.102000%	292,019,000.00	292,019,000.00	0.00	754,869.11	0.00	0.00	754,869.11	292,019,000.00	36.18%	30.00%
A-S	61766RBC9	3.527000%	65,531,000.00	65,531,000.00	0.00	192,606.53	0.00	0.00	192,606.53	65,531,000.00	27.71%	23.13%
B	61766RBD7	3.880000%	45,277,000.00	45,277,000.00	0.00	146,395.63	0.00	0.00	146,395.63	45,277,000.00	21.85%	18.38%
C	61766RBE5	4.396061%	44,085,000.00	44,085,000.00	0.00	161,500.27	0.00	0.00	161,500.27	44,085,000.00	16.15%	13.75%
D	61766RAJ5	3.000000%	52,425,000.00	52,425,000.00	0.00	131,062.50	0.00	0.00	131,062.50	52,425,000.00	9.37%	8.25%
E	61766RAL0	2.850000%	25,021,000.00	25,021,000.00	0.00	59,424.88	0.00	0.00	59,424.88	25,021,000.00	6.13%	5.63%
F	61766RAN6	2.850000%	10,723,000.00	10,723,000.00	0.00	25,467.13	0.00	0.00	25,467.13	10,723,000.00	4.75%	4.50%
G*	61766RAQ9	2.850000%	42,894,169.00	36,700,470.82	0.00	20,153.37	0.00	0.00	20,153.37	36,700,470.82	0.00%	0.00%
R	61766RAS5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			953,186,169.01	774,517,496.49	1,360,111.39	1,972,588.42	0.00	0.00	3,332,699.81	773,157,385.10

X-A	61766RBA3	1.398266%	667,230,000.00	494,755,025.67	0.00	576,499.43	0.00	0.00	576,499.43	493,394,914.28
X-B	61766RBB1	0.724822%	110,808,000.00	110,808,000.00	0.00	66,930.07	0.00	0.00	66,930.07	110,808,000.00
X-D	61766RAA4	1.396061%	52,425,000.00	52,425,000.00	0.00	60,990.40	0.00	0.00	60,990.40	52,425,000.00
X-E	61766RAC0	1.546061%	25,021,000.00	25,021,000.00	0.00	32,236.65	0.00	0.00	32,236.65	25,021,000.00
X-F	61766RAE6	1.546061%	10,723,000.00	10,723,000.00	0.00	13,815.34	0.00	0.00	13,815.34	10,723,000.00
X-G	61766RAG1	1.546061%	42,894,169.00	36,700,470.82	0.00	47,284.29	0.00	0.00	47,284.29	36,700,470.82
Notional SubTotal			909,101,169.00	730,432,496.49	0.00	797,756.18	0.00	0.00	797,756.18	729,072,385.10

Deal Distribution Total					1,360,111.39	2,770,344.60	0.00	0.00	4,130,455.99

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766RAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766RAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766RAW6	199.89804232	19.51379326	0.49174921	0.00000000	0.00000000	0.00000000	0.00000000	20.00554247	180.38424907
A-3	61766RAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61766RAY2	899.06253390	0.00000000	2.12778133	0.00000000	0.00000000	0.00000000	0.00000000	2.12778133	899.06253390
A-5	61766RAZ9	1,000.00000000	0.00000000	2.58499998	0.00000000	0.00000000	0.00000000	0.00000000	2.58499998	1,000.00000000
A-S	61766RBC9	1,000.00000000	0.00000000	2.93916665	0.00000000	0.00000000	0.00000000	0.00000000	2.93916665	1,000.00000000
B	61766RBD7	1,000.00000000	0.00000000	3.23333326	0.00000000	0.00000000	0.00000000	0.00000000	3.23333326	1,000.00000000
C	61766RBE5	1,000.00000000	0.00000000	3.66338369	0.00000000	0.00000000	0.00000000	0.00000000	3.66338369	1,000.00000000
D	61766RAJ5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766RAL0	1,000.00000000	0.00000000	2.37500020	0.00000000	0.00000000	0.00000000	0.00000000	2.37500020	1,000.00000000
F	61766RAN6	1,000.00000000	0.00000000	2.37500047	0.00000000	0.00000000	0.00000000	0.00000000	2.37500047	1,000.00000000
G	61766RAQ9	855.60512479	0.00000000	0.46983939	1.56222283	49.93188258	0.00000000	0.00000000	0.46983939	855.60512479
R	61766RAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766RBA3	741.50596596	0.00000000	0.86401905	0.00000000	0.00000000	0.00000000	0.00000000	0.86401905	739.46752136
X-B	61766RBB1	1,000.00000000	0.00000000	0.60401839	0.00000000	0.00000000	0.00000000	0.00000000	0.60401839	1,000.00000000
X-D	61766RAA4	1,000.00000000	0.00000000	1.16338388	0.00000000	0.00000000	0.00000000	0.00000000	1.16338388	1,000.00000000
X-E	61766RAC0	1,000.00000000	0.00000000	1.28838376	0.00000000	0.00000000	0.00000000	0.00000000	1.28838376	1,000.00000000
X-F	61766RAE6	1,000.00000000	0.00000000	1.28838385	0.00000000	0.00000000	0.00000000	0.00000000	1.28838385	1,000.00000000
X-G	61766RAG1	855.60512479	0.00000000	1.10234773	0.00000000	0.00000000	0.00000000	0.00000000	1.10234773	855.60512479

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/25 - 03/30/25	30	0.00	34,274.92	0.00	34,274.92	0.00	0.00	0.00	34,274.92	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/25 - 03/30/25	30	0.00	446,834.08	0.00	446,834.08	0.00	0.00	0.00	446,834.08	0.00
A-5	03/01/25 - 03/30/25	30	0.00	754,869.11	0.00	754,869.11	0.00	0.00	0.00	754,869.11	0.00
X-A	03/01/25 - 03/30/25	30	0.00	576,499.43	0.00	576,499.43	0.00	0.00	0.00	576,499.43	0.00
X-B	03/01/25 - 03/30/25	30	0.00	66,930.07	0.00	66,930.07	0.00	0.00	0.00	66,930.07	0.00
X-D	03/01/25 - 03/30/25	30	0.00	60,990.40	0.00	60,990.40	0.00	0.00	0.00	60,990.40	0.00
X-E	03/01/25 - 03/30/25	30	0.00	32,236.65	0.00	32,236.65	0.00	0.00	0.00	32,236.65	0.00
X-F	03/01/25 - 03/30/25	30	0.00	13,815.34	0.00	13,815.34	0.00	0.00	0.00	13,815.34	0.00
X-G	03/01/25 - 03/30/25	30	0.00	47,284.29	0.00	47,284.29	0.00	0.00	0.00	47,284.29	0.00
A-S	03/01/25 - 03/30/25	30	0.00	192,606.53	0.00	192,606.53	0.00	0.00	0.00	192,606.53	0.00
B	03/01/25 - 03/30/25	30	0.00	146,395.63	0.00	146,395.63	0.00	0.00	0.00	146,395.63	0.00
C	03/01/25 - 03/30/25	30	0.00	161,500.27	0.00	161,500.27	0.00	0.00	0.00	161,500.27	0.00
D	03/01/25 - 03/30/25	30	0.00	131,062.50	0.00	131,062.50	0.00	0.00	0.00	131,062.50	0.00
E	03/01/25 - 03/30/25	30	0.00	59,424.88	0.00	59,424.88	0.00	0.00	0.00	59,424.88	0.00
F	03/01/25 - 03/30/25	30	0.00	25,467.13	0.00	25,467.13	0.00	0.00	0.00	25,467.13	0.00
G	03/01/25 - 03/30/25	30	2,069,860.44	87,163.62	0.00	87,163.62	67,010.25	0.00	0.00	20,153.37	2,141,786.61
Totals			2,069,860.44	2,837,354.85	0.00	2,837,354.85	67,010.25	0.00	0.00	2,770,344.60	2,141,786.61

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,130,455.99
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,849,893.37	Master Servicing Fee	6,337.85
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,911.76
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	333.47
ARD Interest	0.00	Operating Advisor Fee	1,318.65
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	346.81
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,849,893.37	Total Fees	12,538.54

Principal		Expenses/Reimbursements
Scheduled Principal	1,360,111.39	Reimbursement for Interest on Advances	541.55
Unscheduled Principal Collections		ASER Amount	46,992.33
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,418.88
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	5,057.49
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,360,111.39	Total Expenses/Reimbursements	67,010.25

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,770,344.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,360,111.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,130,455.99
Total Funds Collected	4,210,004.76	Total Funds Distributed	4,210,004.78

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	774,517,496.49	774,517,496.49	Beginning Certificate Balance	774,517,496.49
(-) Scheduled Principal Collections	1,360,111.39	1,360,111.39	(-) Principal Distributions	1,360,111.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	773,157,385.10	773,157,385.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	776,720,006.03	776,720,006.03	Ending Certificate Balance	773,157,385.10
Ending Actual Collateral Balance	775,577,803.31	775,577,803.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	111,242,661.39	14.39%	17	4.5299	NAP	Defeased	8	111,242,661.39	14.39%	17	4.5299	NAP
5,000,000 or less	9	28,276,400.10	3.66%	16	4.7531	2.347536	1.30 or less	11	171,018,453.07	22.12%	17	4.4829	0.893752
5,000,001 to 10,000,000	16	113,594,885.62	14.69%	17	4.6063	2.091259	1.31 to 1.40	3	68,487,786.74	8.86%	18	4.6127	1.344039
10,000,001 to 15,000,000	4	49,659,651.27	6.42%	17	4.4102	2.386355	1.41 to 1.50	2	70,966,049.60	9.18%	18	4.1824	1.454982
15,000,001 to 25,000,000	5	98,265,239.85	12.71%	17	4.2776	2.093815	1.51 to 1.60	5	170,720,770.88	22.08%	17	3.6853	1.554466
25,000,001 to 50,000,000	7	232,820,336.09	30.11%	17	4.1669	1.138783	1.61 to 1.70	1	8,736,627.57	1.13%	17	4.2000	1.674400
50,000,001 or greater	2	139,298,210.78	18.02%	18	3.8228	1.509653	1.71 to 1.80	2	19,478,861.26	2.52%	18	4.7622	1.741873
Totals	51	773,157,385.10	100.00%	17	4.2728	1.661363	1.81 to 2.50	9	72,323,310.98	9.35%	17	4.3736	2.057632
							2.51 to 3.00	5	27,108,258.53	3.51%	14	4.9057	2.735523
							3.01 or greater	5	53,074,605.08	6.86%	16	4.0010	4.117868
							Totals	51	773,157,385.10	100.00%	17	4.2728	1.661363
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	111,242,661.39	14.39%	17	4.5299	NAP	Washington	2	40,418,935.69	5.23%	18	4.3719	0.881774
Alabama	1	1,014,410.30	0.13%	16	3.8900	4.146300	Washington, DC	1	30,000,000.01	3.88%	16	3.6150	1.242300
Arizona	4	27,830,845.05	3.60%	17	4.5829	1.846480	Wisconsin	1	8,736,627.57	1.13%	17	4.2000	1.674400
California	23	81,482,691.55	10.54%	17	4.2127	2.344792	Totals	88	773,157,385.10	100.00%	17	4.2728	1.661363
Colorado	4	9,221,003.42	1.19%	18	4.3770	2.512138
									Property Type³
Connecticut	1	30,192,361.69	3.91%	15	4.9000	0.021400
Florida	4	32,406,964.10	4.19%	18	4.0336	1.623279		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	3	17,037,676.19	2.20%	13	4.8656	2.363815		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	3	9,355,632.90	1.21%	15	4.4627	1.488957	Defeased	8	111,242,661.39	14.39%	17	4.5299	NAP
Indiana	2	4,724,583.97	0.61%	18	4.8966	1.039742	Industrial	1	3,723,144.69	0.48%	18	5.6500	5.289900
Louisiana	4	5,338,666.42	0.69%	18	4.9720	1.749400	Lodging	10	62,242,066.87	8.05%	18	4.5441	1.436651
Maryland	1	850,403.91	0.11%	16	3.8900	4.146300	Mobile Home Park	1	3,216,002.47	0.42%	11	4.8430	3.002600
Massachusetts	1	18,079,116.61	2.34%	14	4.1680	1.548700	Multi-Family	1	7,293,103.82	0.94%	13	5.5000	2.811800
Michigan	7	21,044,328.25	2.72%	18	4.4554	2.467773	Office	14	276,210,476.73	35.73%	17	4.1103	1.350776
Mississippi	2	2,594,955.50	0.34%	18	4.9720	1.749400	Retail	20	261,595,889.31	33.83%	17	4.2601	1.609784
Missouri	1	17,425,150.84	2.25%	18	4.3400	1.271000	Self Storage	33	47,634,039.88	6.16%	17	3.9963	3.452446
Nevada	3	30,993,136.27	4.01%	15	4.0943	2.936281	Totals	88	773,157,385.10	100.00%	17	4.2728	1.661363
New Jersey	2	65,083,244.98	8.42%	18	4.1586	1.472747
New Mexico	1	3,723,144.69	0.48%	18	5.6500	5.289900
New York	1	40,000,000.00	5.17%	18	3.3100	1.565700
Ohio	1	74,555,126.99	9.64%	18	3.5300	1.553900
Pennsylvania	2	26,614,692.84	3.44%	16	4.8635	1.135034
South Carolina	2	17,593,861.22	2.28%	14	4.4853	2.042452
Tennessee	1	3,285,017.05	0.42%	13	4.8000	2.277100
Texas	2	42,312,145.76	5.47%	18	4.9740	1.183590

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	111,242,661.39	14.39%	17	4.5299	NAP	Defeased	8	111,242,661.39	14.39%	17	4.5299	NAP
	4.5000% or less	22	467,330,095.10	60.44%	17	3.9461	1.766200	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	17	170,326,171.48	22.03%	16	4.8510	1.294055	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	3	20,535,312.44	2.66%	16	5.2708	1.855818	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	3,723,144.69	0.48%	18	5.6500	5.289900	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	773,157,385.10	100.00%	17	4.2728	1.661363	49 months or greater	43	661,914,723.71	85.61%	17	4.2296	1.667307
								Totals	51	773,157,385.10	100.00%	17	4.2728	1.661363
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	111,242,661.39	14.39%	17	4.5299	NAP	Defeased	8	111,242,661.39	14.39%	17	4.5299	NAP
	60 months or less	43	661,914,723.71	85.61%	17	4.2296	1.667307	Interest Only	5	103,350,000.01	13.37%	17	3.6227	2.053080
61 months to 82 months		0	0.00	0.00%	0	0.0000	0.000000	289 months or less	38	558,564,723.70	72.24%	17	4.3419	1.595928
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	290 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	773,157,385.10	100.00%	17	4.2728	1.661363	300 months to 322 months	0	0.00	0.00%	0	0.0000	0.000000
								323 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	773,157,385.10	100.00%	17	4.2728	1.661363
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	111,242,661.39	14.39%	17	4.5299	NAP			No outstanding loans in this group
Underwriter's Information		1	31,472,202.36	4.07%	18	4.9870	1.330000
	12 months or less	38	613,538,639.96	79.35%	17	4.1677	1.657572
	13 months to 24 months	4	16,903,881.39	2.19%	17	5.0663	2.648654
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	773,157,385.10	100.00%	17	4.2728	1.661363
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	1648013	OF	Columbus	OH	Actual/360	3.530%	227,032.81	133,543.98	0.00	N/A	10/07/26	--	74,688,670.97	74,555,126.99	04/07/25
2	306761002	OF	Hanover	NJ	Actual/360	4.160%	232,294.07	103,275.50	0.00	N/A	10/01/26	--	64,846,359.29	64,743,083.79	04/01/25
3	1647745	LO	Sarasota	FL	Actual/360	4.980%	198,603.14	90,620.85	0.00	N/A	11/01/26	--	46,312,430.79	46,221,809.94	04/01/25
4	306761004	LO	Seattle	WA	Actual/360	4.380%	150,208.00	74,603.10	0.00	N/A	10/01/26	--	39,825,364.82	39,750,761.72	03/01/25
5	306761005	RT	Houston	TX	Actual/360	4.987%	38,679.23	14,923.51	0.00	N/A	10/06/26	--	9,006,981.34	8,992,057.83	04/06/25
5A	306761105				Actual/360	4.987%	135,377.31	52,232.28	0.00	N/A	10/06/26	--	31,524,434.64	31,472,202.36	04/06/25
6	300801504	RT	Various	Various	Actual/360	4.168%	126,460.24	80,579.06	0.00	N/A	06/01/26	--	35,234,416.92	35,153,837.86	04/01/25
7	453011408	RT	New York	NY	Actual/360	3.310%	114,011.11	0.00	0.00	N/A	10/01/26	--	40,000,000.00	40,000,000.00	04/01/25
8	300801484	OF	Stamford	CT	Actual/360	4.900%	127,795.98	95,033.79	0.00	N/A	07/01/26	--	30,287,395.48	30,192,361.69	07/01/23
9	300801494	OF	Washington	DC	Actual/360	3.615%	93,387.50	0.00	0.00	N/A	08/10/26	--	30,000,000.01	30,000,000.01	04/10/25
10	306571104	RT	Estero	FL	Actual/360	3.953%	89,538.25	52,874.65	0.00	N/A	10/01/26	--	26,304,047.10	26,251,172.45	04/01/25
11	306761011	OF	Lehi	UT	Actual/360	4.110%	87,001.33	55,713.37	0.00	N/A	09/01/26	--	24,582,433.77	24,526,720.40	03/01/25
13	306761013	SS	Various	Various	Actual/360	3.890%	78,245.53	39,528.34	0.00	N/A	08/01/26	--	23,358,812.05	23,319,283.71	03/01/25
14	407004636	OF	Breinigsville	PA	Actual/360	5.000%	87,973.65	40,863.54	0.00	N/A	07/06/26	--	20,432,590.57	20,391,727.03	03/06/25
15	301880109	RT	Joplin	MO	Actual/360	4.340%	65,335.23	57,145.72	0.00	N/A	10/06/26	--	17,482,296.56	17,425,150.84	04/06/25
16	300801506	OF	San Diego	CA	Actual/360	4.080%	69,764.17	36,766.42	0.00	N/A	09/01/26	--	19,856,975.62	19,820,209.20	04/01/25
17	695100705	RT	Perris	CA	Actual/360	4.112%	61,401.20	31,748.54	0.00	N/A	10/06/26	--	17,340,617.61	17,308,869.07	04/06/25
18	1647811	MF	Houston	TX	Actual/360	3.600%	45,778.70	36,057.46	0.00	N/A	09/01/26	--	14,767,322.34	14,731,264.88	04/01/25
20	306761020	RT	Las Vegas	NV	Actual/360	3.744%	48,360.00	0.00	0.00	N/A	07/01/26	--	15,000,000.00	15,000,000.00	03/01/25
21	301880100	OF	Denver	CO	Actual/360	4.750%	51,256.15	21,774.48	0.00	N/A	12/06/25	09/06/25	12,531,216.13	12,509,441.65	04/06/25
22	695100701	OF	Livonia	MI	Actual/360	4.618%	46,006.83	24,116.04	0.00	N/A	10/06/26	--	11,569,355.38	11,545,239.34	04/06/25
23	306761023	RT	Sacramento	CA	Actual/360	5.127%	47,617.37	20,732.73	0.00	N/A	10/06/26	--	10,785,144.66	10,764,411.93	04/06/25
24	302691180	RT	North Las Vegas	NV	Actual/360	4.400%	46,792.78	0.00	0.00	N/A	08/06/26	--	12,350,000.00	12,350,000.00	04/06/25
25	1647328	RT	Carefree	AZ	Actual/360	4.715%	37,182.88	18,927.42	0.00	N/A	09/01/26	--	9,158,030.52	9,139,103.10	04/01/25
26	306761026	LO	Various	Various	Actual/360	4.972%	34,071.08	24,224.90	0.00	N/A	10/06/26	--	7,957,846.82	7,933,621.92	04/06/25
27	301880110	OF	Milwaukee	WI	Actual/360	4.200%	31,658.95	16,998.26	0.00	N/A	09/06/26	--	8,753,625.83	8,736,627.57	04/06/25
28	302691178	RT	Deer Park	IL	Actual/360	4.530%	32,717.00	15,587.59	0.00	N/A	07/06/26	--	8,387,182.16	8,371,594.57	04/06/25
29	302691173	LO	Orangeburg	SC	Actual/360	4.960%	30,196.40	22,207.17	0.00	N/A	06/06/26	--	7,069,917.03	7,047,709.86	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	302691171	MF	Doraville	GA	Actual/360	5.500%	34,605.63	13,656.44	0.00	N/A	05/06/26	--	7,306,760.26	7,293,103.82	04/06/25
32	306761032	SS	San Rafael	CA	Actual/360	4.220%	27,701.22	12,003.78	0.00	N/A	10/06/26	--	7,623,022.14	7,611,018.36	04/06/25
33	306761033	OF	Fort Collins	CO	Actual/360	4.539%	27,116.77	13,601.27	0.00	N/A	10/06/26	--	6,938,514.33	6,924,913.06	04/06/25
34	306761034	RT	Montrose	CO	Actual/360	4.450%	24,728.73	13,805.76	0.00	N/A	10/01/26	--	6,453,310.57	6,439,504.81	03/01/25
35	1546717	RT	Mesa	AZ	Actual/360	5.000%	27,339.76	12,385.04	0.00	N/A	11/01/26	--	6,349,879.56	6,337,494.52	04/01/25
36	1647542	RT	Perkasie	PA	Actual/360	4.416%	23,714.86	13,411.42	0.00	N/A	10/01/26	--	6,236,377.23	6,222,965.81	04/01/25
37	306761037	SS	Sun City	AZ	Actual/360	4.065%	23,677.65	10,966.61	0.00	N/A	10/01/26	--	6,764,238.04	6,753,271.43	04/01/25
38	302691179	RT	Queen Creek	AZ	Actual/360	4.520%	21,843.71	11,168.12	0.00	N/A	08/06/26	--	5,612,144.12	5,600,976.00	04/06/25
40	306761040	OF	Various	Various	Actual/360	4.690%	22,644.28	8,696.95	0.00	N/A	09/01/26	--	5,606,948.04	5,598,251.09	03/01/25
41	1647886	LO	Auburn Hills	MI	Actual/360	4.250%	18,456.84	11,059.55	0.00	N/A	11/01/26	--	5,043,236.23	5,032,176.68	04/01/25
42	306761042	SS	Hemet	CA	Actual/360	3.842%	19,852.92	0.00	0.00	N/A	10/06/26	--	6,000,000.00	6,000,000.00	04/06/25
44	306761044	IN	Albuquerque	NM	Actual/360	5.650%	18,165.20	10,496.37	0.00	N/A	10/06/26	--	3,733,641.06	3,723,144.69	08/06/23
46	306761046	OF	Ladera Ranch	CA	Actual/360	4.290%	13,709.15	8,088.79	0.00	N/A	11/01/26	--	3,711,025.75	3,702,936.96	03/01/25
47	1647363	RT	Las Vegas	NV	Actual/360	4.500%	14,147.74	7,893.07	0.00	N/A	07/01/26	--	3,651,029.34	3,643,136.27	04/01/25
48	306761048	SS	Bakersfield	CA	Actual/360	4.309%	14,682.75	6,125.29	0.00	N/A	10/06/26	--	3,956,591.67	3,950,466.38	04/06/25
49	300801444	MH	Rossville	GA	Actual/360	4.843%	13,446.80	8,370.85	0.00	N/A	03/01/26	--	3,224,373.32	3,216,002.47	04/01/25
51	306761051	RT	Tullahoma	TN	Actual/360	4.800%	13,606.51	6,881.67	0.00	N/A	05/01/26	--	3,291,898.72	3,285,017.05	03/01/25
53	300801505	IN	Doraville	GA	Actual/360	4.568%	11,356.96	4,909.91	0.00	N/A	09/01/26	--	2,887,200.05	2,882,290.14	04/01/25
54	306761054	LO	Michigan City	IN	Actual/360	5.220%	11,170.74	7,351.11	0.00	N/A	10/06/26	--	2,485,147.80	2,477,796.69	04/06/25
56	306761056	RT	Indianapolis	IN	Actual/360	4.540%	8,811.86	7,205.76	0.00	N/A	10/01/26	--	2,253,993.04	2,246,787.28	03/01/25
58	306761058	SS	Battle Creek	MI	Actual/360	4.880%	9,351.42	4,151.13	0.00	N/A	09/01/26	--	2,225,351.13	2,221,200.00	04/01/25
59	306761059	RT	Okemos	MI	Actual/360	4.718%	8,269.80	4,204.21	0.00	N/A	09/06/26	--	2,035,316.52	2,031,112.31	04/06/25
60	300801508	SS	Clarksville	TN	Actual/360	4.570%	6,745.18	3,599.59	0.00	N/A	10/01/26	--	1,714,029.16	1,710,429.57	04/01/25
Totals							2,849,893.37	1,360,111.39	0.00				774,517,496.49	773,157,385.10
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,072,881.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,720,163.00	4,433,391.24	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	2,042,657.00	2,693,609.00	10/01/23	09/30/24	--	0.00	88,301.05	222,134.31	222,134.31	0.00	0.00
5	6,425,959.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	11,358,260.58	8,184,003.42	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,198,749.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	122,729.91	01/01/24	09/30/24	09/11/24	11,148,464.71	633,940.43	175,516.12	4,042,708.04	0.00	0.00
9	24,406,138.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	16,151,033.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	142,450.10	142,450.10	0.00	0.00	Full Defeasance
13	22,645,981.00	0.00	--	--	--	0.00	0.00	117,522.43	117,522.43	0.00	0.00
14	4,695,761.00	2,363,752.00	01/01/24	06/30/24	--	0.00	0.00	128,353.33	128,353.33	0.00	0.00
15	2,026,754.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,720,712.34	2,033,092.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,931,989.39	1,412,172.60	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	76,786,147.00	57,310,778.00	01/01/24	09/30/24	--	0.00	0.00	48,295.42	48,295.42	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,594,886.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,171,345.20	891,481.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,455,430.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	949,887.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	4,166,410.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,083,495.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	724,299.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,937,410.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,660,408.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	819,815.97	723,557.32	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,005,057.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	38,465.03	38,465.03	0.00	0.00	Full Defeasance
35	940,867.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	687,246.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	861,794.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,092,359.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	730,432.00	370,823.00	01/01/24	06/30/24	--	0.00	0.00	31,280.88	31,280.88	0.00	0.00
41	1,561,859.12	1,566,466.52	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,137,464.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	465,234.85	01/01/24	03/31/24	10/11/24	0.00	0.00	28,614.57	572,907.10	46,058.98	0.00
46	425,589.00	0.00	--	--	--	0.00	0.00	21,757.99	21,757.99	0.00	0.00
47	558,931.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	687,121.00	324,714.35	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	795,035.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	633,007.00	0.00	--	--	--	0.00	0.00	20,452.74	20,452.74	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	261,508.69	305,476.80	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	245,206.00	233,036.00	10/01/23	09/30/24	--	0.00	0.00	15,993.36	15,993.36	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	134,724.67	0.00	--	--	10/11/24	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	223,504,779.70	83,434,318.94				11,148,464.71	722,241.48	990,836.28	5,402,320.73	46,058.98	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	2	33,915,506.38	0	0.00	1	30,192,361.69	0	0.00	0	0.00	0	0.00	4.272828%	4.235811%	17
03/17/25	0	0.00	0	0.00	2	34,021,036.54	0	0.00	1	30,287,395.48	0	0.00	0	0.00	0	0.00	4.273052%	4.236019%	18
02/18/25	0	0.00	0	0.00	2	34,140,230.60	0	0.00	1	30,394,388.86	0	0.00	0	0.00	0	0.00	4.273324%	4.236272%	19
01/17/25	0	0.00	0	0.00	2	34,244,802.01	0	0.00	1	30,488,573.79	0	0.00	0	0.00	0	0.00	4.273544%	4.236475%	20
12/17/24	0	0.00	0	0.00	2	34,348,927.39	0	0.00	1	30,582,362.98	0	0.00	0	0.00	0	0.00	4.273762%	4.236677%	21
11/18/24	0	0.00	0	0.00	2	34,457,356.95	0	0.00	1	30,679,916.42	0	0.00	0	0.00	0	0.00	4.273995%	4.236893%	22
10/18/24	0	0.00	0	0.00	2	34,560,575.65	0	0.00	1	30,772,901.64	0	0.00	0	0.00	1	3,353,928.23	4.274209%	4.237091%	23
09/17/24	0	0.00	0	0.00	2	34,668,131.43	0	0.00	1	30,869,680.22	0	0.00	0	0.00	0	0.00	4.275487%	4.238417%	24
08/16/24	0	0.00	0	0.00	2	34,770,451.08	0	0.00	1	30,961,868.11	0	0.00	0	0.00	0	0.00	4.275697%	4.238611%	25
07/17/24	0	0.00	0	0.00	2	34,872,334.32	0	0.00	1	31,053,668.65	0	0.00	0	0.00	0	0.00	4.275905%	4.238803%	26
06/17/24	0	0.00	0	0.00	2	34,978,603.05	0	0.00	1	31,149,305.42	0	0.00	0	0.00	0	0.00	4.276127%	4.239009%	27
05/17/24	0	0.00	0	0.00	2	35,079,598.44	0	0.00	1	31,240,318.40	0	0.00	0	0.00	0	0.00	4.276331%	4.239198%	28
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	306761004	03/01/25	0	B	222,134.31	222,134.31	0.00	39,825,364.82
8	300801484	07/01/23	20	6	175,516.12	4,042,708.04	0.00	32,150,600.17	03/15/19	7			11/01/23
11	306761011	03/01/25	0	B	142,450.10	142,450.10	0.00	24,582,433.77
13	306761013	03/01/25	0	B	117,522.43	117,522.43	0.00	23,358,812.05
14	407004636	03/06/25	0	B	128,353.33	128,353.33	0.00	20,432,590.57	01/03/22	98
20	306761020	03/01/25	0	B	48,295.42	48,295.42	0.00	15,000,000.00
34	306761034	03/01/25	0	B	38,465.03	38,465.03	0.00	6,453,310.57
40	306761040	03/01/25	0	B	31,280.88	31,280.88	0.00	5,606,948.04
44	306761044	08/06/23	19	6	28,614.57	572,907.10	214,320.36	3,929,937.12	08/03/23	2
46	306761046	03/01/25	0	B	21,757.99	21,757.99	0.00	3,711,025.75
51	306761051	03/01/25	0	B	20,452.74	20,452.74	0.00	3,291,898.72
56	306761056	03/01/25	0	B	15,993.36	15,993.36	0.00	2,253,993.04
Totals					990,836.28	5,402,320.73	214,320.36	180,596,914.62
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		12,509,442	12,509,442	0		0
7 - 12 Months		3,216,002	3,216,002	0		0
13 - 24 Months		757,431,941	723,516,435	3,723,145		30,192,362
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	773,157,385	739,241,879	0	0	3,723,145	30,192,362
Mar-25	774,517,496	740,496,460	0	0	3,733,641	30,287,395
Feb-25	776,116,724	741,976,494	0	0	3,745,842	30,394,389
Jan-25	777,465,658	743,220,856	0	0	3,756,228	30,488,574
Dec-24	778,809,501	744,460,573	0	0	3,766,564	30,582,363
Nov-24	780,230,189	745,772,832	0	0	3,777,441	30,679,916
Oct-24	781,563,595	747,003,019	0	0	3,787,674	30,772,902
Sep-24	786,335,422	751,667,291	0	0	3,798,451	30,869,680
Aug-24	787,665,295	752,894,844	0	0	3,808,583	30,961,868
Jul-24	788,990,149	754,117,815	0	0	3,818,666	31,053,669
Jun-24	790,393,170	755,414,567	0	0	3,829,298	31,149,305
May-24	791,707,727	756,628,129	0	0	3,839,280	31,240,318
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	300801484	30,192,361.69	32,150,600.17	77,500,000.00	07/08/24	122,729.91	0.02140	09/30/24	07/01/26	194
14	407004636	20,391,727.03	20,432,590.57	102,000,000.00	05/03/16	2,196,691.50	1.04920	06/30/24	07/06/26	254
44	306761044	3,723,144.69	3,929,937.12	5,670,000.00	08/20/24	454,859.85	5.28990	03/31/24	10/06/26	197
59	306761059	2,031,112.31	2,031,112.31	2,730,000.00	08/16/24	113,649.67	0.75920	12/31/23	09/06/26	256
Totals		56,338,345.72	58,544,240.17	187,900,000.00		2,887,930.93

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	300801484	OF	CT	03/15/19	7

Loan transferred to special servicing due to Imminent Monetary Default due to concerns of Purdue Pharma filing for bankruptcy, which subsequently occurred in 9/2019. Property transferred to REO effective 11/1/2023. As of 3/28/25, Special

Servicer is curre ntly marketing space at the property for rent and continues to pursue its leasing strategy, final recovery projected in Q2 2026.

14	407004636	OF	PA	01/03/22	98

Loan transferred to special servicing for Imminent Monetary Default due to a major lease expiration in 10/2023; the tenant subsequently renewed in Q1 2023. The Loan is in cash management and is payment current. Special Servicer is monitoring leasing activ ity and property performance.

44	306761044	IN	NM	08/03/23	2

The Loan transferred to Special Servicing on August 3, 2023 due to the Borrower's failure to implement cash management. The Special Servicer has sent a Hello Letter and Pre-negotiation letter to the Borrower. A Notice of Default has been sent and the Spec ial Servicer has received approval to move forward with the initiation of foreclosure proceedings Borrower has reached out after Lender filed for receivership. Lender is moving forward with legal process but will duel track any potential offers from Bor rower. Borrower has still not signed the PNL. Lender has been awarded a receiver on 1/27/2025.

59	306761059	RT	MI	07/27/22	9

The loan transferred to Special Servicing on 7/27/2022 due to imminent monetary default and failure to comply with cash management implementation. A Cash Management Trigger Event occurred in Q4 2019 when Panera (21.6% NRA) went dark. A new buyer purchased the property and assumed the Loan in January 2025. Cash management implementation is being finalized. Special Servicer anticipates returning the Loan to the Master Servicer as a corrected mortgage loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	306761004	43,978,974.77	4.38000%	43,855,534.74	4.38000%	10	12/30/21	04/01/20	12/30/21
4	306761004	0.00	4.38000%	0.00	4.38000%	10	12/30/20	04/01/20	--
5	306761005	8,933,780.93	4.98700%	9,809,625.55	4.98700%	10	12/06/20	12/06/20	12/06/20
5	306761005	0.00	4.98700%	0.00	4.98700%	10	12/30/20	12/06/20	--
5	306761005	0.00	4.98700%	0.00	4.98700%	10	12/30/21	12/06/20	--
5A	306761105	34,418,233.27	4.98700%	34,333,689.43	4.98700%	10	12/06/20	12/06/20	12/06/20
5A	306761105	0.00	4.98700%	0.00	4.98700%	10	12/30/20	12/06/20	--
5A	306761105	0.00	4.98700%	0.00	4.98700%	10	12/30/21	12/06/20	--
35	1546717	0.00	5.00000%	0.00	5.00000%	10	03/12/21	05/01/20	04/12/21
44	306761044	0.00	5.65000%	0.00	5.65000%	10	11/29/18	10/31/18	--
44	306761044	0.00	5.65000%	0.00	5.65000%	10	12/31/20	10/31/18	--
44	306761044	0.00	5.65000%	0.00	5.65000%	10	12/31/21	10/31/18	--
Totals		87,330,988.97		87,998,849.72
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	306761031 11/18/20	7,186,238.85	8,500,000.00	10,393,410.81	731,351.26	10,393,410.81	9,662,059.55	0.00	0.00	0.00	0.00	0.00%
39	306761039 02/18/21	5,841,221.30	940,000.00	2,515,031.21	905,442.63	2,515,031.21	1,609,588.58	4,231,632.72	0.00	(22,653.48)	4,254,286.20	66.47%
45	300801462 04/16/21	4,111,854.94	4,500,000.00	2,197,251.36	298,636.34	2,197,251.36	1,898,615.02	2,213,239.92	0.00	273,827.53	1,939,412.39	42.16%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,139,315.09	13,940,000.00	15,105,693.38	1,935,430.23	15,105,693.38	13,170,263.15	6,444,872.64	0.00	251,174.05	6,193,698.59

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	306761031	11/18/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	306761039	12/17/24	0.00	0.00	4,254,286.20	0.00	0.00	(497.00)	0.00	0.00	4,254,286.20
		06/16/23	0.00	0.00	4,254,783.20	0.00	0.00	(25,487.09)	0.00	0.00
		05/17/22	0.00	0.00	4,280,270.29	0.00	0.00	29,648.00	0.00	0.00
		07/16/21	0.00	0.00	4,250,622.29	0.00	0.00	18,989.57	0.00	0.00
		02/18/21	0.00	0.00	4,231,632.72	0.00	0.00	4,231,632.72	0.00	0.00
45	300801462	04/17/23	0.00	0.00	1,939,412.39	0.00	0.00	(273,827.53)	0.00	0.00	1,939,412.39
		04/16/21	0.00	0.00	2,213,239.92	0.00	0.00	2,213,239.92	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,193,698.59	0.00	0.00	6,193,698.59	0.00	0.00	6,193,698.59

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	2,248.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	536.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	0.00	0.00	1,876.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,520.20	0.00	0.00	46,992.33	0.00	0.00	340.14	0.00	0.00	0.00
14	0.00	0.00	4,398.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	20.83	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	180.58	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	397.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,418.88	0.00	5,057.49	46,992.33	0.00	0.00	541.55	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		67,010.25

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Supplemental Notes
None

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